Employee Benefits - Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Interest rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(14.10%)	(13.40%)
Impact on provision for decrease in assumption, percentage	17.00%	16.30%
Impact on provision for increase in assumption	₺ (237,007)	₺ (403,655)
Impact on provision for decrease in assumption	₺ 286,194	₺ 498,016
Inflation rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	17.20%	16.50%
Impact on provision for decrease in assumption, percentage	(14.40%)	(13.80%)
Impact on provision for increase in assumption	₺ 290,406	₺ 495,395
Impact on provision for decrease in assumption	₺ (243,240)	₺ (408,897)